Income and social contributions taxes - Roll-forward of deferred tax assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Opening balance	R$ 1,504,014	R$ 7,971,419	R$ 7,971,419
Tax loss carried forward	223,999	185,649
Negative tax basis of social contribution carried forward	87,632	74,457
Provision for judicial liabilities	8,974	(55,116)
Operating provisions and other losses	(137,281)	122,493
Exchange rate variation	(1,213,951)	(3,941,212)
Derivative (gains) losses (“MtM”)	(1,033,690)	(2,297,143)
Amortization of fair value adjustments arising from business combinations	1,768	23,905
Unrealized profit on inventories	(71,798)	(301,417)
Leases	(38,461)	(65,513)
Goodwill - tax benefit on unamortized goodwill	(72,059)	(288,232)
Property, plant and equipment - deemed cost	10,078	80,982
Depreciation accelerated for tax-incentive reason	15,993	65,037
Capitalized loan costs	19,783	9,653
Fair value of biological assets	81,416	(108,440)
Deferred taxes on the results of subsidiaries abroad	(53,597)
Credits on exclusion of ICMS from the PIS/COFINS tax base	4,596	22,925
Other temporary differences	(52)	R$ 4,567
Closing balance	R$ (662,636)